Goodwill - Goodwill (Details) - Successor [Member] - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 01, 2025
Goodwill [Line Items]
Beginning balance		$ 845,939
Balance at June 30, 2025	$ 845,939	876,790
Acquisitions		3,927
Currency adjustments	(19,660)	26,924
US
Goodwill [Line Items]
Beginning balance			$ 352,288
Balance at June 30, 2025			355,061
Acquisitions			2,499
Currency adjustments	(64)		$ 274
Canada
Goodwill [Line Items]
Beginning balance		493,651
Balance at June 30, 2025	493,651	521,729
Acquisitions		1,428
Currency adjustments	$ (19,596)	$ 26,650